Retirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 194.3	$ 223.1
Fair value of plan assets	$ 124.1	$ 121.8